Provision for reclamation liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other liabilities [text block] [Abstract]
Schedule of provision for reclamation liabilities
($000s)	December 31, 2020	December 31, 2019
Beginning of the period	6,865	8,069
Disbursements	(811)	(1,325)
Accretion	110	121
End of the period	6,164	6,865

Provision for reclamation liabilities - current	2,500	1,860
Provision for reclamation liabilities - long-term	3,664	5,005
	6,164	6,865